UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07318

Pioneer Series Trust VIII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer International Equity Fund

NQ | August 31, 2018

Ticker Symbols: Class A PIIFX Class C PCITX Class Y INVYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.4%
	COMMON STOCKS - 96.7% of Net Assets
	AUTOMOBILES & COMPONENTS - 3.8%
	Auto Parts & Equipment - 3.8%
51,900	Aisin Seiki Co., Ltd.	$2,399,911
174,400	Dometic Group AB (144A)	1,657,410
46,000	Valeo SA	2,089,407
	Total Automobiles & Components	$6,146,728
	BANKS - 7.3%
	Diversified Banks - 7.3%
35,050	BNP Paribas SA	$2,059,123
381,600	CYBG Plc	1,642,695
178,400	ING Groep NV	2,422,590
762,500	Malayan Banking Bhd	1,848,116
286,100	Mitsubishi UFJ Financial Group, Inc.	1,726,859
90,200	Swedbank AB, Class A	2,099,743
	Total Banks	$11,799,126
	CAPITAL GOODS - 14.1%
	Aerospace & Defense - 2.1%
422,900	BAE Systems Plc	$3,323,913
	Agricultural & Farm Machinery - 1.2%
125,200	Kubota Corp.	$1,956,808
	Building Products - 2.7%
26,900	Daikin Industries, Ltd.	$3,430,536
20,400	Kingspan Group Plc	992,790
		$4,423,326
	Electrical Components & Equipment - 1.6%
32,100	Schneider Electric SE	$2,619,805
	Heavy Electrical Equipment - 1.9%
228,300	Mitsubishi Electric Corp.	$3,076,743
	Industrial Conglomerates - 1.5%
18,500	Siemens AG	$2,405,005
	Trading Companies & Distributors - 3.1%
72,700	Ashtead Group Plc	$2,227,736
33,915	Ferguson Plc	2,720,115
		$4,947,851
	Total Capital Goods	$22,753,451
	CONSUMER SERVICES - 3.5%
	Hotels, Resorts & Cruise Lines - 3.5%
59,100	Carnival Plc	$3,551,274
114,100	TUI AG	2,101,460
	Total Consumer Services	$5,652,734
	DIVERSIFIED FINANCIALS - 2.6%
	Diversified Capital Markets - 1.6%
162,000(a)	UBS Group AG	$2,526,089
	Specialized Finance - 1.0%
24,500	Euronext NV (144A)	$1,609,813
	Total Diversified Financials	$4,135,902
	ENERGY - 5.6%
	Integrated Oil & Gas - 4.0%
104,000	Royal Dutch Shell Plc, Class A	$3,385,857
50,300	TOTAL SA	3,147,421
		$6,533,278
	Oil & Gas Equipment & Services - 1.6%
40,200	Schlumberger, Ltd.	$2,539,032
	Total Energy	$9,072,310
	FOOD & STAPLES RETAILING - 2.7%
	Drug Retail - 1.0%
43,500	Sundrug Co., Ltd.	$1,558,640
	Food Retail - 1.7%
67,800	Seven & i Holdings Co., Ltd.	$2,762,062
	Total Food & Staples Retailing	$4,320,702
	FOOD, BEVERAGE & TOBACCO - 3.4%
	Packaged Foods & Meats - 3.4%
26,300	Danone SA	$2,071,667
29,300	Kerry Group Plc, Class A	3,338,708
	Total Food, Beverage & Tobacco	$5,410,375
	HEALTH CARE EQUIPMENT & SERVICES - 5.4%
	Health Care Equipment - 1.9%
68,000	Koninklijke Philips NV	$3,040,165
	Health Care Services - 1.6%
34,200	Fresenius SE & Co. KGaA	$2,610,293
	Health Care Supplies - 1.9%
53,500	Hoya Corp.	$3,133,338
	Total Health Care Equipment & Services	$8,783,796
Shares		Value
	HOUSEHOLD & PERSONAL PRODUCTS - 4.8%
	Household Products - 2.0%
29,600	Henkel AG & Co. KGaA	$3,302,098
	Personal Products - 2.8%
10,100	L'Oreal SA	$2,422,955
36,032	Unilever NV	2,072,036
		$4,494,991
	Total Household & Personal Products	$7,797,089
	INSURANCE - 6.0%
	Multi-Line Insurance - 6.0%
16,000	Allianz SE	$3,410,633
113,300	AXA SA	2,859,538
11,200	Zurich Insurance Group AG	3,407,969
	Total Insurance	$9,678,140
	MATERIALS - 7.4%
	Commodity Chemicals - 1.1%
5,600	LG Chem, Ltd.	$1,834,211
	Construction Materials - 1.0%
47,000	CRH Plc	$1,557,564
	Diversified Chemicals - 2.1%
36,600	BASF SE	$3,385,519
	Paper Packaging - 1.4%
54,700	Smurfit Kappa Group Plc	$2,221,493
	Specialty Chemicals - 1.8%
44,082	Croda International Plc	$2,917,254
	Total Materials	$11,916,041
	MEDIA - 2.9%
	Advertising - 1.3%
32,600	Publicis Groupe SA	$2,092,234
	Broadcasting - 1.6%
1,232,200	ITV Plc	$2,568,718
	Total Media	$4,660,952
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
	Life Sciences Tools & Services - 2.2%
11,000(a)	Lonza Group AG	$3,535,972
	Pharmaceuticals - 5.0%
41,100	AstraZeneca Plc	$3,098,829
33,200	Novartis AG	2,755,236
8,906	Roche Holding AG	2,210,406
		$8,064,471
	Total Pharmaceuticals, Biotechnology & Life Sciences	$11,600,443
	REAL ESTATE - 6.1%
	Diversified REIT - 1.3%
146,800	Merlin Properties Socimi SA	$2,047,800
	Real Estate Operating Companies - 4.8%
101,200	Grand City Properties SA	$2,759,210
455,900	Ichigo, Inc.	1,862,861
59,299	Vonovia SE	3,041,713
		$7,663,784
	Total Real Estate	$9,711,584
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
	Semiconductor Equipment - 2.1%
68,200	SUMCO Corp.	$1,216,504
13,000	Tokyo Electron, Ltd.	2,207,477
		$3,423,981
	Semiconductors - 3.2%
97,700	Infineon Technologies AG	$2,486,517
306,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,566,774
		$5,053,291
	Total Semiconductors & Semiconductor Equipment	$8,477,272
	SOFTWARE & SERVICES - 1.7%
	Application Software - 1.7%
15,500(a)	Temenos AG	$2,801,524
	Total Software & Services	$2,801,524
	TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
	Electronic Equipment Manufacturers - 1.3%
3,700	Keyence Corp.	$2,090,159
	Total Technology Hardware & Equipment	$2,090,159
	TELECOMMUNICATIONS SERVICES - 4.5%
	Integrated Telecommunication Services - 1.8%
177,300	Orange SA	$2,870,435
	Wireless Telecommunications Services - 2.7%
96,400	KDDI Corp.	$2,554,281
869,000	Vodafone Group Plc	1,851,019
		$4,405,300
	Total Telecommunications Services	$7,275,735
Shares		Value
	UTILITIES - 1.1%
	Electric Utilities - 1.1%
112,600	SSE Plc	$1,829,191
	Total Utilities	$1,829,191
	TOTAL COMMON STOCKS
	(Cost $135,804,867)	$155,913,254
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7% of Net Assets
1,615,000(b)	U.S. Treasury Bills, 9/6/18	$1,614,830
2,755,000(b)	U.S. Treasury Bills, 9/27/18	2,751,647
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $4,365,754)	$4,366,477
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.4%
	(Cost $140,170,621)(c)	$160,279,731
	OTHER ASSETS AND LIABILITIES - 0.6%	$1,022,311
	NET ASSETS - 100.0%	$161,302,042

REIT (144A)
Real Estate Investment Trust.
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2018, the value of these securities amounted to $3,267,223, or 2.0% of net assets.

(a)	Non-income producing security.
(b) (c)
Security issued with a zero coupon. Income is recognized through accretion of discount.
Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Japan	18.7%
Germany	14.2
France	13.9
United Kingdom	13.4
Switzerland	12.5
Netherlands	6.5
United States	6.5
Ireland	5.1
Sweden	2.3
Luxembourg	1.7
Taiwan	1.6
Spain	1.3
Malaysia	1.2
South Korea	1.1
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy
Oil & Gas Equipment & Services	$2,539,032	$–	$–	$2,539,032
All Other Common Stocks*	–	153,374,222	–	153,374,222
U.S. Government and Agency Obligations	–	4,366,477	–	4,366,477
Total Investments in Securities	$2,539,032	$157,740,699	$–	$160,279,731

* Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the nine months ended August 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VIII

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date October 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date October 29, 2018

* Print the name and title of each signing officer under his or her signature.